FORM D

UNITED STATES
SECURITIES AND EXCHANGE (
Washington, D.C. 205

03056210

OMB APPROVAL	
Number:	3235-0076
res:	May 31, 2005
nated average burden	
s per response	16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Telaxis Communications Corporation Acquisition of Young Design, Inc.

0712511

Filing under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☒ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Telaxis Communications Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
8000 Lee Highway, Falls Church, VA 22042	**(703) 205-0600**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
developer and manufacturer of wireless communications equipment

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
APR 17 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: MONTH 0 1 YEAR 8 2 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two- letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) M A

General Instructions

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on the ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

CRGH

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years; Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general managing partners of partnership issuers; and
   - Each general and managing partnership of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Paladino, Albert E.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Armitage, Carol B.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Doyle, Allan M. Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Goldwasser, Ralph A.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Norbury, David A.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Youngblood, John L.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Stempel, Dennis C.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Renauld, David L.

Business or Residence Address (Number and Street, City, State, Zip Code)
20 Indus. Drive E., S. Deerfield, MA 01373

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

See continuation sheet.

CONTINUATION SHEET
TO
FORM D
FILED BY
TELAXIS COMMUNICATIONS CORPORATION
DATED APRIL 15, 2003

Part A, Item 2:

Telaxis Communications Corporation ("Telaxis") completed Part A, Item 2 based on its directors, officers, and beneficial owners in effect immediately prior to the issuance of shares described in the Form D to which this continuation sheet is attached.

Following are two beneficial owners of Telaxis that Telaxis believes had the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of Telaxis prior to the transactions described in the Form D to which this continuation sheet is attached:

Full Name	**Business or Residence Address**
SVM Star Ventures Management GmbH Nr. 3	Possart Strasse No. 9, 81679 Munich, Germany
Barel, Meir	Possart Strasse No. 9, 81679 Munich, Germany

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ See Attached

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☐	☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchases in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
Ferris, Baker Watts, Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)
100 Light Street, Baltimore, MD 21202

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... See attached sheet. .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[Fl] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[Fl] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] ☐	[AK] ☐	[AZ] ☐	[AR] ☐	[CA] ☐	[CO] ☐	[CT] ☐	[DE] ☐	[DC] ☐	[Fl] ☐	[GA] ☐	[HI] ☐	[ID] ☐
[IL] ☐	[IN] ☐	[IA] ☐	[KS] ☐	[KY] ☐	[LA] ☐	[ME] ☐	[MD] ☐	[MA] ☐	[MI] ☐	[MN] ☐	[MS] ☐	[MO] ☐
[MT] ☐	[NE] ☐	[NV] ☐	[NH] ☐	[NJ] ☐	[NM] ☐	[NY] ☐	[NC] ☐	[ND] ☐	[OH] ☐	[OK] ☐	[OR] ☐	[PA] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐
[RI] ☐	[SC] ☐	[SD] ☐	[TN] ☐	[TX] ☐	[UT] ☐	[VT] ☐	[VA] ☐	[WA] ☐	[WV] ☐	[WI] ☐	[WY] ☐	[PR] ☐

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$3.75M*	$3.75M*
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify ____________)	$0	$0
Total	$3.75M*	$ 3.75M*

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$3.75M*
Non-accredited Investors	0	$0
Total (for filing under Rule 504 only)	____	$____

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	________	$________
Regulation A	________	$________
Rule 504	________	$________
Total	________	$________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$5,000
Printing and Engraving Costs	☐	$________
Legal Fees	☒	$50,000
Accounting Fees	☒	$100,000
Engineering Fees	☐	$________
Sales Commissions (specify finders' fees separately)	☐	$________
Other Expenses (identify) **investment banker fee**	☐	$225,000
Total	☒	$380,000

*See attached.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ See attached.

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C- Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): ____	☐ $	☐ $
Column Totals	☐ $	☐ $
Total Payments Listed (column totals added)	☐ $See Attached	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Telaxis Communications Corporation	David L. Renauld	**4/15/03**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
David L. Renauld	**Vice President, Legal and Corporate Affairs**	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

EXPLANATORY ADDITIONAL MATERIAL
TO
FORM D
FILED BY
TELAXIS COMMUNICATIONS CORPORATION
DATED APRIL 15, 2003

Telaxis Communications Corporation, a publicly-traded Massachusetts corporation ("Telaxis"), is filing the Form D to which this additional material is attached relating to shares of its common stock, par value $.01 per share, that were issued in connection with Telaxis' acquisition of Young Design, Inc., which was a privately-held Virginia corporation ("YDI").

On April 1, 2003, Telaxis completed a stock-for-stock strategic combination transaction (the "combination") with YDI pursuant to a definitive strategic combination agreement dated as of March 17, 2003. Pursuant to the terms of that agreement, Telaxis formed a subsidiary, WFWL Acquisition Corporation, that merged with and into YDI and Telaxis issued new shares of its common stock to the stockholders of YDI. Telaxis is the continuing corporation, and Telaxis' stockholders will continue holding Telaxis common stock following the transaction.

In connection with the combination, each outstanding share of YDI common stock was converted into the right to receive 2.5 shares of Telaxis common stock. This exchange ratio was determined through arms-length negotiation between YDI and Telaxis. As a result, Telaxis issued 37,499,999 shares of its common stock to the two former stockholders of YDI. Immediately after the closing of the transaction, Telaxis had 54,208,312 shares of its common stock outstanding, and YDI is now a wholly-owned subsidiary of Telaxis.

On April 1, 2003, the last sale price of Telaxis' common stock on the Over-the-Counter Bulletin Board was $.10 per share. Telaxis has used that $.10 price in the Form D for purposes of determining eligibility of this issuance as an issuance exempt under Section 4(6) of the Securities Act of 1933, as amended, and determining the aggregate offering price, aggregate amount already sold, and aggregate dollar amount of purchases.

As indicated above, Telaxis received no cash proceeds from the issuance of these shares.

Telaxis engaged the investment banking firm Ferris, Baker Watts, Incorporated in connection with Telaxis' overall consideration and investigation of strategic alternatives available to it. Ferris, Baker provided typical investment banking advice and services in connection with this process, including the selection of the transaction with YDI and rendering a fairness opinion relating to the transaction with YDI. Telaxis paid Ferris, Baker typical fees for this overall engagement. No fees were paid specifically as commissions for the issuance of the Telaxis stock.

In connection with its strategic combination with YDI, Telaxis filed two Current Reports on Form 8-K with the Securities and Exchange Commission, one on March 20, 2003 and one on April 8, 2003. Reference is made to those filings and the exhibits thereto for more details relating to this transaction.